Related Parties (Details) - Schedule of Shareholders and Other Related Parties Benefits - Officers and Directors [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Shareholders and Other Related Parties Benefits [Line Items]
Salary and related expenses – officers and directors	$ 881	$ 907
Share based payment – officers and directors	$ 652	$ 712